Grupo Santander - Reorganization of the banking insurance business, asset management and pension plans in Spain (Details) - EUR (€) € in Millions	Jul. 10, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 31, 2020	Dec. 31, 2019	Jun. 25, 2019	Jun. 24, 2019
Disclosure of detailed information about business combination [line items]
Associated entities		€ 5,634	€ 5,833	€ 6,130
Aegon Santander Seguros
Disclosure of detailed information about business combination [line items]
Percentage of business acquired by first counterparty	51.00%
Proportion of ownership interests not held by entity	51.00%
Consideration transferred, acquisition-date fair value	€ 557
Mapfre
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value							€ 82
Percentage of business acquired by second counterparty							50.01%
Popular Spain Holding De Inversiones, S.L.U.
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired					60.00%
Liability due at termination of agreement					€ 859
Consideration transferred, acquisition-date fair value					711
Goodwill recognised as of acquisition date					€ 271
Popular Spain Holding De Inversiones, S.L.U.
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired								40.00%
Associated entities						€ 409